Quarterly Report
June 30, 2020
MFS®  North Carolina
Municipal Bond Fund

Portfolio of Investments
6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.7%
Airport Revenue – 6.4%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4.75%, 7/01/2028	$1,250,000	$1,253,950
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	1,245,000	1,414,108
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2036	3,000,000	3,105,060
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2038	3,245,000	3,997,386
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,228,520
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,155,000	1,281,854
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,158,780
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,302,520
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,955,425
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	860,000	882,953
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	195,000	198,970
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	472,019
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	318,121
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,358,940
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,352,620
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,445,090
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,251,050
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,245,340
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,644,858
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	194,976
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	218,653
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	166,523
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	264,742
		$31,712,458
General Obligations - General Purpose – 7.2%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,030,000	$986,565
Charlotte, NC, General Obligation, “A”, 5%, 6/01/2026	8,000,000	10,053,520
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	315,000	338,414
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	264,387
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	85,000	90,235
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	703,949
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	5,015,000	3,009,000
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	915,000	925,532
Durham County, NC, 4%, 6/01/2037	450,000	538,209
Durham County, NC, 4%, 6/01/2039	650,000	772,863
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	600,045
Gaston County, NC, Rev., 5%, 4/01/2033	675,000	875,920
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	785,686
Granville County, NC, 5%, 10/01/2034	675,000	858,316
Granville County, NC, 5%, 10/01/2035	690,000	873,830
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	1,086,200
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	584,795
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	993,501
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	2,000,000	2,007,720
North Carolina Public Improvement General Obligation (Connect NC), “B”, 5%, 6/01/2030	1,625,000	2,201,436
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	625,000	663,437
Randolph County, NC, 4%, 10/01/2037	1,045,000	1,240,802
Randolph County, NC, 4%, 10/01/2038	500,000	591,865
Randolph County, NC, 4%, 10/01/2039	500,000	590,205
State of Illinois, 5%, 6/01/2021	2,935,000	2,997,868
State of Illinois, 5.5%, 5/01/2039	375,000	421,954
State of Illinois, 5.75%, 5/01/2045	350,000	397,835
State of Illinois, “A”, 4%, 12/01/2033	180,000	177,876
		$35,631,965

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 0.7%
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	$3,000,000	$3,510,150
Healthcare Revenue - Hospitals – 13.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$720,000	$778,450
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,731,520
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,468,360
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	25,000	26,940
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	40,000	46,955
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	20,000	23,320
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	245,000	264,014
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	360,000	365,432
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	525,000	532,471
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	2,170,000	2,523,862
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	225,000	226,010
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	85,000	85,317
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036	1,500,000	1,779,930
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047	2,425,000	2,820,251
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	345,510
North Carolina Medical Care Commission Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	748,836
North Carolina Medical Care Commission Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	316,226
North Carolina Medical Care Commission Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,000,000	1,112,220
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Appalachian Regional Healthcare System, Inc.), “A”, 6.375%, 7/01/2026 (Prerefunded 7/01/2021)	2,000,000	2,118,180
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Appalachian Regional Healthcare System, Inc.), “A”, 6.5%, 7/01/2031 (Prerefunded 7/01/2021)	1,000,000	1,059,820
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/2035 (Prerefunded 1/01/2021)	800,000	821,440
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,420,000	2,632,984
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/2040	3,000,000	3,033,000
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2030	5,250,000	5,265,960
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031	2,800,000	3,226,720
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,429,750
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,812,300
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,213,810
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,672,349
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2038	1,825,000	1,941,307
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,683,195
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,173,524
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	1,580,000	1,707,980
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2037	405,000	470,509
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2038	1,040,000	1,200,118
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,515,755
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	2,350,000	2,428,326
		$67,602,651
Healthcare Revenue - Long Term Care – 4.5%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$3,066,552
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,406,925
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,094,250
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	868,032
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	932,510
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	926,130
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,847,460

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	$1,225,000	$1,249,133
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,533,660
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	2,074,820
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	814,104
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,217,446
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,500,000	1,502,685
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,624,265
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,032,400
		$22,190,372
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,117,620
Industrial Revenue - Other – 0.6%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$584,454
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	840,000	800,806
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	615,000	660,861
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	830,000	905,854
		$2,951,975
Industrial Revenue - Paper – 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/2034	$1,000,000	$1,001,200
Miscellaneous Revenue - Other – 1.0%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,193,350
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	447,241
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,331,530
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	85,000	86,209
		$5,058,330
Multi-Family Housing Revenue – 0.0%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$195,000	$198,095
Sales & Excise Tax Revenue – 4.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$1,675,000	$1,678,484
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,171,863
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,414,917
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	185,000	214,215
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	400,000	471,188
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	375,000	449,966
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	75,000	91,451
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	175,000	215,710
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	110,000	130,862
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	220,000	264,376
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	100,000	106,914
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	65,000	69,285
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	105,000	114,030
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, AGM, 4%, 6/15/2050	2,725,000	2,821,520
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	107,048
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,700,000	4,914,085
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	957,000	961,431
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	349,611
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	9,120
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	158,782

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	$16,000	$14,416
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	143,211
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	23,664
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,115,215
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	979,341
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,954,000	2,807,526
		$20,798,231
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	$430,000	$436,506
Single Family Housing - Local – 0.6%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$2,515,000	$2,791,675
Single Family Housing - State – 3.7%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C1”, 4%, 11/15/2047	$1,860,000	$2,001,918
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	2,275,000	2,523,180
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,990,000	2,136,981
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	3,500,000	3,622,990
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	5,000,000	5,600,900
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	2,390,000	2,630,601
		$18,516,570
State & Local Agencies – 13.4%
Asheville, NC, Limited Obligation, 5%, 4/01/2028 (Prerefunded 4/01/2022)	$400,000	$432,956
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	1,700,000	1,999,302
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,716,174
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2027	125,000	160,018
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2028	200,000	262,970
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2029	275,000	370,310
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2030	250,000	343,655
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,162,130
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2037	1,320,000	1,537,074
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,807,750
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,289,550
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,568,500
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2038	2,015,000	2,366,154
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	1,250,000	1,441,575
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	5,224,050
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	3,217,140
Charlotte, NC, Transit Projects, COP, 5%, 6/01/2033	3,000,000	3,010,260
Charlotte, NC, Transit Projects/Phase II, COP, “B”, 5%, 6/01/2026	1,250,000	1,506,588
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	2,054,657
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	115,000	141,586
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	100,000	122,348
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	45,000	54,870
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.984% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,310,000	2,037,189
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,371,420
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,464,180
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,617,412
Durham, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,489,456
Durham, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,493,770
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 5%, 4/01/2033 (w)	550,000	727,980
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2034 (w)	500,000	603,505
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2036 (w)	800,000	958,432
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2037 (w)	500,000	597,220
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,530,000	1,810,158
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/2030 (Prerefunded 10/01/2020)	2,000,000	2,022,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	$1,030,000	$1,147,801
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	1,710,000	1,881,855
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	465,000	525,083
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,995,456
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,830,150
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024 (Prerefunded 10/01/2021)	750,000	794,235
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,995,975
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	262,023
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,242,790
		$66,657,907
Tax - Other – 1.1%
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	$290,000	$346,275
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	2,415,000	2,415,676
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	760,000	822,381
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	1,990,000	2,172,662
		$5,756,994
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040	$1,000,000	$971,960
Tobacco – 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$1,295,000	$1,441,400
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	325,000	413,712
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	2,615,000	2,753,569
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	6,270,000	870,401
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,975,000	2,077,285
		$7,556,367
Toll Roads – 4.5%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,157,660
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,274,780
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,608,640
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,391,152
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,314,347
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	3,006,146
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	4,000,000	4,786,000
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	498,462
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	397,824
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	631,414
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,214,381
		$22,280,806
Transportation - Special Tax – 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$2,185,000	$2,410,426
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	930,000	1,014,397
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	435,000	437,736
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	65,263
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	3,660,000	3,796,994
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	970,000	989,070
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,640,000	1,731,955
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 4.75%, 11/15/2045	630,000	698,550
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 5%, 11/15/2050	755,000	856,208
Metropolitan Transportation Authority Rev., NY, “E”, 4%, 9/01/2020	705,000	706,241
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	1,650,000	1,684,485

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	$1,210,000	$1,271,468
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	260,000	289,370
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	260,000	284,323
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	3,000,000	3,117,540
		$19,354,026
Universities - Colleges – 20.8%
Appalachian State University Rev., 4%, 10/01/2048	$1,415,000	$1,615,321
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	3,000,000	3,519,030
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	2,195,000	2,389,543
Elizabeth City State University Rev., AGM, 5%, 4/01/2040	3,155,000	3,751,169
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,495,076
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	3,265,000	3,719,357
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	6,041,830
North Carolina Capital Facilities Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,599,030
North Carolina Capital Facilities Finance Agency Rev. (Wake Forest University), 4%, 1/01/2048	3,000,000	3,378,240
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/2033	1,000,000	1,021,240
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,418,841
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,776,136
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2033 (w)	500,000	664,000
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2034 (w)	1,000,000	1,324,530
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2035 (w)	1,180,000	1,556,904
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	461,750
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), “A”, 4%, 6/01/2044	2,915,000	3,105,903
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/2021	2,180,000	2,180,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	167,708
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	269,951
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	106,569
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	126,000
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	799,415
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	5,286,900
University of North Carolina, Ashville, Rev., 4%, 6/01/2039	1,450,000	1,637,007
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043	1,715,000	1,905,588
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,404,738
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	7,097,551
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	305,000	352,583
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	1,500,000	1,706,970
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	2,012,902
University of North Carolina, Greensboro, Rev., 5%, 4/01/2026 (Prerefunded 4/01/2021)	3,000,000	3,106,770
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,158,850
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,154,680
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,240,200
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/2029	5,000,000	5,716,000
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	1,111,080
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	3,098,488
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,492,950
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	548,875
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	438,324
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	546,725
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2039	1,000,000	1,172,990
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2044	1,405,000	1,625,655
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	195,000	199,292
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	4,529,281
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,044,960
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,848,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	$1,550,000	$1,652,439
		$103,578,264
Universities - Dormitories – 0.7%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$3,045,000	$3,489,052
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$1,100,000	$1,127,500
Utilities - Municipal Owned – 2.6%
Greenville, NC, Greenville Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$379,044
North Carolina Municipal Power Agency No. 1, Catawba Electric Refunding Rev., “A”, 5%, 1/01/2032	5,655,000	7,270,690
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	781,875
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	121,625
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	59,288
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	27,900
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	289,462
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	305,800
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	40,000	27,800
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	500,400
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	166,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	135,525
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	132,050
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	24,325
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	406,575
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	240,000	244,937
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	340,000	348,075
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	420,000	429,181
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	530,000	540,711
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	50,000	51,042
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	24,456
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	55,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	265,000	183,513
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	212,356
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	66,263
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	209,250
		$12,994,443
Utilities - Other – 0.5%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	$1,290,000	$1,523,554
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	805,000	820,601
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	255,000	270,940
		$2,615,095
Water & Sewer Utility Revenue – 6.3%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036 (Prerefunded 8/01/2021)	$4,410,000	$4,630,456
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040	1,250,000	1,475,738
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	4,614,080
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	1,590,000	1,658,895
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,268,220
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	250,602
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	439,614
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	553,862
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,518,887
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,120,360
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	721,892

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	$95,000	$109,220
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	115,000	130,572
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	67,528
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	156,932
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,415,437
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	630,095
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,661,352
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,885,136
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029	3,145,000	3,535,986
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	815,990
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	580,820
		$31,241,674
Total Municipal Bonds		$491,141,886
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$1,700,000	$506,799
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 0.17% (v)	7,541,413	$7,542,167

Other Assets, Less Liabilities – (0.3)%		(1,451,342)
Net Assets – 100.0%		$497,739,510
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,542,167 and $491,648,685, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,892,059, representing 0.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	50	$8,928,125	September – 2020	$(48,623)
At June 30, 2020, the fund had cash collateral of $250,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$491,141,886	$—	$491,141,886
U.S. Corporate Bonds	—	506,799	—	506,799
Mutual Funds	7,542,167	—	—	7,542,167
Total	$7,542,167	$491,648,685	$—	$499,190,852
Other Financial Instruments
Futures Contracts – Liabilities	$(48,623)	$—	$—	$(48,623)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,538,961	$47,419,519	$51,416,237	$(608)	$532	$7,542,167

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,091	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2020, are as follows:
North Carolina	72.8%
Puerto Rico	8.5%
Illinois	3.0%
Pennsylvania	1.8%
New York	1.7%
Guam	1.5%
Maryland	1.5%
Virginia	1.4%
Ohio	1.1%
California	1.0%
New Jersey	0.9%
Texas	0.8%
Georgia	0.6%
Massachusetts	0.5%
Tennessee	0.5%
Colorado	0.4%
Connecticut	0.4%
Alabama	0.3%
Michigan	0.3%
South Carolina	0.3%
Florida	0.2%
Louisiana	0.2%
Indiana	0.1%
Washington DC	0.1%
U.S. Treasury Securities	(1.8)%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.